Note 3 - Common Stock	3 Months Ended
Sep. 30, 2012
Note 3 - Common Stock:
Note 3 - Common Stock

NOTE 3 – Common Stock

The total number of common shares authorized that may be issued by the Company is 500,000,000 shares with a par value of $0.0001 per share.

During the period February 23, 2011 (inception) to September 30, 2012 the Company issued an aggregate of 112,570,000 shares as follows:

  100,000,000 shares to its officers as Founder’s Shares;
  10,000,000 shares to consultants for total consideration of $100,000, or $0.01 per share, based on the value of the services performed;
  1,570,000 shares to investors for $15,700 in cash ($0.01 per share); and
  1,000,000 shares to an investor that has subscribed to pay the Company $10,000 in cash ($0.01 per share).

On August 6, 2012, after making numerous attempts to collect the cash due for subscribed stock, the Company cancelled and returned to its treasury 1,000,000 shares of its subscribed common stock, $0.0001 par value.

As of September 30, 2012, the Company had 111,570,000 shares of its common stock issued and outstanding.